Financial Instruments (Details 10) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Debentures	$ 385,737	$ 405,565
Loans From Banking Corporations And Other Financial Institutions Non Current Liabilities	1,419,057	1,168,569
Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	388,498	408,771
Loans From Banking Corporations And Other Financial Institutions Non Current Liabilities	1,200,199	355,808
Non Current Liability In Respect Of Deferred Consideration Arrangement	2,750	3,123
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Debentures	364,203	442,815
Loans From Banking Corporations And Other Financial Institutions Non Current Liabilities	908,964	411,456
Non Current Liability In Respect Of Deferred Consideration Arrangement	$ 3,602	$ 5,219